Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail) - USD ($) $ in Thousands						6 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 04, 2021	Jan. 20, 2021	Oct. 22, 2020	Sep. 22, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 04, 2018	Jun. 07, 2018	Oct. 23, 1997
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	82.30%	75.18%				100.00%
Percentage of ownership interest							50.00%
Voting percentage of investee										95.05%	73.38%
Proportion of ownership(in percentage)required to classify entity as associate							20.00%
Reclassification adjustments on available-for-sale financial assets, before tax								$ 99,071	$ 73,345
Top of Range [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Fair value of assets acquired and liabilities assumed, measurement period							1 year
Codensa S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary							50.00%
Voting percentage of investee						57.15%	57.15%
Emgesa SA E.S.P. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Voting percentage of investee						56.43%	56.43%					48.50%
Enel Brasil S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary						100.00%
Fontibon ZE SAS and USME ZE SAS [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Luz de Angra Energa S.A.
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary					51.00%		51.00%	51.00%
Enel X Colombia S.A.S [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary				100.00%			100.00%	100.00%